Inventories - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 219,000,000	£ 231,000,000
Inventory provisions charged in income statement	41,000,000	33,000,000
Inventories pledged as security	0
Impairment charges against the inventory returns asset	£ 0	£ 0